Deposits and Other Current Assets, Net - Schedule of Movement of Allowances for Expected Credit Loss (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Allowances for Expected Credit Loss [Abstract]
Balance at beginning of the year	$ 54	$ 72
Provision	247	(18)
Exchange difference	1
Balance at end of the year	$ 302	$ 54